PUT RIGHT LIABILITY AND TON PAYABLE	12 Months Ended
Mar. 31, 2026
Put Right Liability And Ton Payable
PUT RIGHT LIABILITY AND TON PAYABLE

NOTE 13. PUT RIGHT LIABILITY AND TON PAYABLE

On September 2, 2025, the Company entered into five Side Letter Agreements (“Side Letters”) with certain investors to repurchase its outstanding ordinary shares, as well as pre-funded warrants to purchase ordinary shares held by these investors at the option of the holders and on August 25, 2025, the Company entered into a Treasury Management Agreement with DWF MaaS Limited (“DWF”) whereby DWF is entitled to convert the Ordinary Shares it subscribed for in the September 2025 private placement into an equivalent value of TON from the amount of TON held by DWF on behalf of the Company up to a maximum value of $15.0 million (collectively, the “Contingent Put Options”). A total of 2,266,890 and 265,000 ordinary shares and an additional 745,226 and 2,513,240 pre-funded warrants to purchase ordinary shares were subject to repurchase as defined within the Side Letters and Treasury Management Agreement, respectively, with various right expiration dates between March 2026 and September 2026. In the event the holders exercise their Contingent Put Options, the Company is obligated to settle the contract by transferring the same amount of USDC, Liquid TON, or Locked TON based on the Original Consideration within each Side Letter or Treasury Management Agreement with no adjustment for value. As of September 30, 2025, a total of 2,531,890 ordinary shares and an additional 3,258,466 pre-funded warrants to purchase ordinary shares were still subject to repurchase on various settlement dates through September 2026.

The fair value of the put right liability is estimated using a Black-Scholes model and in certain cases, a Monte Carlo simulation. The weighted average assumptions used to value the Side Letter put rights at inception and as of March 31, 2026 are as follows:

	September 2, 2025	March 31, 2026
ALP shares and TON correlation factor	0.60	0.10
Share price	$6.96	$0.32
Remaining term (in years)	0.75	0.25
Expected ALP volatility	82.90%	85.00%
Risk-free interest rate	3.91%	3.63%
ALP dividend yield	-	-
TON token price	$3.11	$1.22
TON token volatility	62.00%	53.90%
Locked TON token discount for lack of marketability	19.30%	14.80%

The fair value of the put right liability is most sensitive to expected share price volatility, the value of the underlying digital assets, expected term and discount rate. An increase in expected volatility, expected term or underlying digital asset values would result in a higher fair value measurement. An increase in the discount rate would result in a lower fair value measurement. Management considered the interrelationship of these assumptions when determining the fair value measurement.

The DWF put right was capped at $15.0 million, the fair value of the stablecoin receivable contributed, which corresponded to the aggregate fair value of the ordinary shares and pre-funded warrants issued to DWF. Therefore, at inception, the DWF put right was determined to have a fair value of $15.0 million.

At inception, the outstanding Contingent Put Options were determined to have a fair value of $16.1 million, net of issuance costs of $2.0 million, which was included within Put right liability within the Company’s consolidated balance sheet.

On December 8, 2025 and December 30, 2025, one Side Letter put right and the DWF put right were exercised, respectively, and on March 24, 2026 and December 30, 2025, the contributed locked TON tokens receivable in the amount of 1,114,130, with a fair value of $2.5 at contribution, and $15.0 million USD1 receivable were returned to the investor and DWF, respectively. In connection with the exercise of the Side Letter put right on December 8, 2025, the Company recognized a loss on the exercise of $1.1 million, recognized as the difference between the fair value of the TON contributed by the respective investor at the time of put exercise and the carrying value of the put right. When the locked TON receivables were returned to the investor on March 24, 2026, the Company recognized a $0.4 million gain from the settlement of a portion of the TON payable, recognized as the difference between the carrying value of the TON contributed by the respective investors at the time the TON was returned to the investors and the fair value of the TON payable. As of March 31, 2026, the Company owes the investor 420,434 liquid TON tokens with a fair value of $0.5 million. When the USD1 receivable was returned to DWF on December 30, 2025, no such gains or losses were recognized as USD1 is pegged to the U.S. dollar. Additionally, the Company terminated its Treasury Management Agreement with DWF in connection with the return of DWF’s initial investment.

On January 27, 2026 and March 19, 2026, one Side Letter put right was partially exercised and a second Side Letter put right was fully exercised, respectively. In connection with the exercises of the Side Letter put rights, the Company recognized a loss on the exercise of $0.4 million, recognized as the difference between the fair value of the TON contributed by the respective investor at the time of put exercise and the carrying value of the put right. The put rights were not settled during the fiscal year ended March 31, 2026 and as of March 31, 2026, the Company owes the investors 369,278 liquid TON tokens and 453,125 locked Ton tokens receivable with fair values of $0.5 million and $0.3 million, respectively, which corresponds to the fair value of the liquid and locked tokens to be returned to the respective investors at March 31, 2026. The outstanding TON balances payable were settled and the TON tokens returned to the respective investors in separate transfers on April 15, April 24, and April 28, 2026.

As of March 31, 2026, the outstanding Contingent Put Options were remeasured to fair value of $7.1 million, with the remeasurement change in fair value of $6.0 million recorded within other losses in the Consolidated Statements of Operations and Comprehensive Income (Loss).

The following table summarizes the changes in the put right liability during the fiscal year ended March 31, 2026 (in thousands):

Fiscal year ended
March 31,
2026
Balance as of April 1	$-
Put right recognition at contract inception	18,150
Change in fair value of put right liability, net of redemptions	5,959
Exercise of side letter put right	(2,920)
Settlement of DWF Maas Limited put right	(15,000)
Loss on exercise of put right liability	916
Put right liability as of March 31	$7,105

The following table summarizes the changes in TON payable during the fiscal year ended March 31, 2026 (in thousands):

Fiscal year ended
March 31,
2026
Balance as of April 1	$-
Exercise of side letter put right	2,920
Change in fair value of TON payable to settle put rights exercised	(51)
Gain on settlement of TON payable	(336)
Settlement of put right liability using digital assets	(1,108)
TON payable as of March 31	$1,425